LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS - Deferred Financing Costs and Interest Expense, Net (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Nov. 30, 2019	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Debt Instrument [Line Items]
Deferred financing costs	$ 62.8		$ 65.2	$ 79.7
Amortization and write off of deferred financing costs	$ 35.4	$ 38.3	42.7	56.1	$ 84.4
Line of credit | Asset-Based Loan Facility
Debt Instrument [Line Items]
Deferred financing costs			45.1	46.3
Secured debt | Term Loans
Debt Instrument [Line Items]
Amortization and write off of deferred financing costs			$ 12.9	$ 22.2	$ 42.1